UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21666
                                                     ---------

                           Hatteras Master Fund, L.P.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         8816 Six Forks Road, Suite 107
                          Raleigh, North Carolina 27615
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                David B. Perkins
                         8816 Six Forks Road, Suite 107
                          Raleigh, North Carolina 27615
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (919) 846-2324
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2006
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


HATTERAS MASTER FUND, L.P.

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS'S CAPITAL
PERCENTAGES ARE AS FOLLOWS:

Absolute Return              (20.16%)
Energy and Natural Resources (13.71%)
Enhanced Fixed Income        (17.81%)
Opportunistic Equity         (32.15%)
Private Equity Composite      (7.99%)
Real Estate Composite         (7.55%)

--------------------------------------------------------------------------------

                                                                       COST            FAIR VALUE
                                                                    -----------       ------------
INVESTMENTS IN UNDERLYING FUNDS (99.37%)

ABSOLUTE RETURN (20.16%)
     AQR Global Asset Institutional Fund II, L.P. a, b              $ 4,471,305       $  4,268,496
     Black River Global Multi-Strategy Leveraged Fund, LLC a, b       6,000,000          6,116,063
     CCM Small Cap Value Qualified Fund, L.P. a, b                    2,500,000          2,426,375
     Citadel Wellington Partners LLC a, b                             3,785,759          4,288,459
     Courage Special Situations Fund, L.P. a, b                       4,827,675          5,227,146
     D. E. Shaw Composite Fund, LLC a, b                             10,000,000         10,196,539
     Deephaven Event Fund, LLC a, b                                   4,000,000          3,991,399
     GMO US Aggressive Long/Short Fund a, b                           4,247,757          4,245,312
     OZ Asia Domestic Partners, L.P. a, b                             4,000,000          4,097,741
     Silverback Partners, L.P. a, b *                                   945,105            160,482
     Smith Breeden Mortgage Partners, L.P. a, b                       4,413,258          4,749,872
     Stark Investments, L.P. a, b                                     5,000,000          5,171,832
                                                                                      ------------
                                                                                        54,939,716
                                                                                      ------------
ENERGY AND NATURAL RESOURCES (13.71%)
     Arclight Energy Partners Fund III, LP a, b                         303,820            261,491
     Black River Commodity Multi-Strategy Fund, LLC a, b              1,000,000          1,002,859
     BlackRock All-Cap Global Resources Fund a                        3,000,000          4,234,684
     Cambridge Energy, L.P. a, b                                      2,566,534          3,893,301
     Centennial Energy Partners, L.P. a, b                            5,000,000          4,840,947
     EnerVest Energy Institutional Fund X-A, L.P. a, b                1,987,791          2,113,313
     Merit Energy Partners F-II, L.P. a, b                              338,191            338,268
     NGP Energy Technology Partners, L.P. a, b                           91,500             74,026
     Natural Gas Partners VIII, L.P. a, b                               973,894            958,027
     Ospire Special Opportunities, LP a, b                            2,500,000          2,471,705
     Southport Energy Plus Partners, L.P. a, b                        5,083,819          7,417,599
     Touradji Deeprock Partners, L.P. a, b                            4,000,000          4,215,933
     Treaty Oak Partners, L.P. a, b                                   5,000,000          5,548,740
                                                                                      ------------
                                                                                        37,370,893
                                                                                      ------------

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

                                                                       COST            FAIR VALUE
                                                                    -----------       ------------
ENHANCED FIXED INCOME (17.81%)
     ARX Global High Yield Securities Fund I, L.P. a,b              $ 4,000,000       $  4,128,822
     BDCM Partners I, L.P. a,b                                        8,500,000          9,760,389
     Blackrock International Bond Fund a, b                           2,900,000          2,851,068
     Contrarian Capital Fund I, L.P. a,b                              6,880,064          8,345,208
     D.B. Zwirn Special Opportunities Fund, L.P. a,b                  4,500,000          4,894,725
     Drawbridge Special Opportunities Fund, LP a, b                   2,000,000          2,050,649
     Greylock Global Opportunity Fund, L.P. a,b                       4,922,405          5,177,748
     Lazard Emerging Income, L.P. a,b                                 3,000,000          3,160,349
     Melody Fund, L.P. a,b                                            3,000,000          3,084,322
     Ore Hill Fund, L.P. a,b                                          4,221,928          5,081,882
                                                                                      ------------
                                                                                        48,535,162
                                                                                      ------------
OPPORTUNISTIC EQUITY (32.15%)
     Artis Technology Qualified 2X, LP a, b                           4,000,000          3,775,533
     Asian Century Quest Fund (QP), LP a, b                           2,000,000          1,985,537
     CRM Windridge Partners, L.P.  a, b                               3,022,017          3,493,617
     D.E. Shaw Oculus Fund, LLC a, b                                  5,000,000          4,915,000
     Ellerston Global Equity Managers Fund (US), L.P. a, b            7,000,000          6,886,600
     GMO Mean Reversion Fund A  a, b                                  5,770,065          6,213,445
     Gradient Europe Fund, L.P.  a, b                                 3,500,000          5,297,557
     Healthcor, L.P.  a, b                                            6,000,000          6,555,576
     Liberty Square Strategic Partners IV (Asia), L.P.  a, b          7,000,000          6,807,165
     Sci-Tech Investment Partners, L.P.  a, b                         2,295,782          2,434,233
     SCP Domestic Fund, L.P.  a, b                                    4,002,947          4,439,240
     SR Global Fund LP (Class C) International   a, b                 3,457,674          4,780,906
     SR Global Fund LP (Class G) Emerging   a, b                      4,281,970          5,964,774
     SR Global Fund LP (Class H) Japan  a, b                          3,665,240          4,645,582
     Standard Pacific Japan Fund, L.P.  a, b                          5,500,000          5,000,295
     Steeple Capital Fund I, L.P.  a, b                               1,000,000            978,084
     The Platinum Fund Ltd.  a, b                                     2,535,461          2,934,301
     The Raptor Global Fund, L.P.  a, b                               2,500,000          2,738,310
     Visium Balanced Fund, L.P.  a, b                                 5,964,983          5,544,830
     Witches Rock Fund, L.P.  a, b                                    2,003,000          2,250,719
                                                                                      ------------
                                                                                        87,641,304
                                                                                      ------------
PRIVATE EQUITY COMPOSITE (7.99%)
     Actis Umbrella Fund, L.P. a, b                                     398,426            270,707
     BDCM Opportunity Fund II, L.P.  a, b                               225,607            215,831
     Brazos Equity Fund II, L.P. a, b                                   592,235            556,036
     Claremont Creek Ventures, L.P.  a, b                               140,000            100,186
     Crosslink Crossover Fund IV, L.P.  a, b                          4,883,399          5,555,268
     Great Point Partners I, L.P. a, b                                  300,000            300,000
     Halifax Capital Partners II, L.P. a, b                             292,525            196,743
     Hancock Park Capital III, L.P.  a, b                               600,000            559,590
     Integral Capital Partners VII, L.P.  a, b                        6,000,000          6,174,734
     OCM European Principal Opportunities Fund, L.P. a, b             1,400,307          1,400,000
     OCM Mezzanine Fund II, L.P.  a, b                                1,350,000          1,358,494
     Pipe Equity Partners, LLC  a, b                                  2,324,693          2,818,335

HATTERAS MASTER FUND, L.P.

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                       COST            FAIR VALUE
                                                                    -----------       ------------

PRIVATE EQUITY COMPOSITE (7.99%) (CONTINUED)
     Private Equity Investment Fund IV, L.P. a,b                      $ 461,688       $    514,274
     Roundtable Healthcare Partners II, L.P. a,b                        595,472            587,197
     Sanderling Venture Partners VI Co-Investment Fund, L.P. a,b        150,000            140,272
     Sanderling Venture Partners VI, L.P. a,b                           250,000            200,721
     Sterling Capital Partners II, L.P. a,b                             434,022            384,598
     VCFA Private Equity Partners IV, L.P. a,b                          513,838            456,575
                                                                                      ------------
                                                                                        21,789,561
                                                                                      ------------
REAL ESTATE COMPOSITE (7.55%)
     Benson Elliot Real Estate Partners II, L.P. a,b                        648                648
     Colony Edge, L.P. a,b                                            2,000,000          2,052,428
     Colony Investors VII, L.P. a,b                                   1,025,094          1,029,500
     ING Clarion CRA Hedge Fund, L.P. a,b                             2,356,915          3,329,200
     ING Clarion Global, L.P. a,b                                     3,000,000          3,235,686
     Mercury Special Situtitional Fund, L.P. a,b                      3,000,000          2,945,494
     Oak Hill REIT Plus Fund, L.P. a,b                                2,000,000          1,944,000
     Security Capital Preferred Growth, Inc. b                        1,695,981          1,918,361
     Transwestern Mezzanine Realty Partner II, LLC b                    770,710            806,400
     Wells Street Partners, LLC a,b                                   2,686,675          3,315,576
                                                                                      ------------
                                                                                        20,577,293
                                                                                      ------------

TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $249,908,178)                              270,853,929

OTHER ASSETS IN EXCESS OF LIABILITIES (0.63)%                                            1,708,959
                                                                                      ------------

PARTNERS' CAPITAL -- 100.00%                                                          $272,562,888
                                                                                      ============

     *- Underlying Fund in liquidation.
     a- Non-income producing securities
     b- Securities are issued in private placement transactions and as such are restricted as to resale.
     Total cost and value of restricted securities as of June 30, 2006 was $246,908,178 and $266,619,245, respectively.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Master Fund, L.P.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ David B. Perkins
                         -------------------------------------------------------
                          David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date         August 9, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ David B. Perkins
                         -------------------------------------------------------
                          David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date         August 9, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ J. Michael Fields
                         -------------------------------------------------------
                          J. Michael Fields, Chief Financial Officer
                          (principal financial officer)

Date         August 9, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.